PGOF-SA5 02/25

SUPPLEMENT DATED FEBRUARY 20, 2025

TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF EACH FUND LISTED IN SCHEDULE A

Effective February 20, 2025, the following replaces the paragraph preceding the table in the section of each Fund’s SAI entitled “PORTFOLIO MANAGER(S) — Ownership of securities”:

The table below identifies ownership of equity securities of the fund by the portfolio manager(s) responsible for the day-to-day management of the fund as of the fund’s most recent fiscal year-end.

Schedule A

Putnam Emerging Markets Equity Fund
Putnam International Value Fund
Putnam Small Cap Growth Fund
Putnam Sustainable Leaders Fund

Shareholders should retain this Supplement for future reference.